Stock-Based Compensation (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Valuation Assumptions
The relevant data used to determine the value of the time-based and performance-based stock options is as follows:
	2020	2019

Weighted-average risk-free interest rate	1.65%	2.13%
Expected term in years	6.1	5.9
Weighted-average expected volatility	43%	41%
Expected dividends	0%	0%

Time-based option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Activity
The summary of time-based stock option activity for the years ended December 31, 2020 and 2019, is as follows:
	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
	in thousands except for exercise price and term in years
Outstanding balance at January 1, 2019	1,885	$3.30		$207
Granted	428	4.43
Exercised	(270)	2.94
Forfeited	(272)	3.97
Outstanding balance at December 31, 2019	1,771	3.53		2,363
Granted	10,174	9.14
Exercised	(112)	3.01
Forfeited	(186)	6.36
Outstanding balance at December 31, 2020	11,647	$8.39	9.66	$3,575
Exercisable at December 31, 2020	1,222	$3.35	6.63	$3,047

Performance-based option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Activity
The summary of performance-based option activity for the years ended December 31, 2020 and 2019, is as follows:
	Number of Options	Weighted- Average Exercise Price
Outstanding balance at January 1, 2019	80	$2.95
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding balance at December 31, 2019	80	$2.95
Granted	2,544	9.14
Exercised	—	—
Forfeited	(30)	9.14
Outstanding balance at December 31, 2020	2,594	$8.94

Time vesting RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Restricted Stock Awards
The summary of time vesting restricted stock awards activity for the years ended December 31, 2020 and 2019, is as follows:
	Units	Weighted- Average Grant Date Fair Value
	in thousands except for fair value
Unvested, restricted stock awards at January 1, 2019	1,807	$0.75
Granted	—	—
Vested	(975)	0.75
Unvested, restricted stock awards at December 31, 2019	832	0.75
Granted	—	—
Vested	(832)	0.75
Unvested, restricted stock awards at December 31, 2020	—	$—

Funding RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Restricted Stock Awards
The summary of funding restricted stock awards activity for the years ended December 31, 2020 and 2019, is as follows:
	Units	Weighted- Average Grant Date Fair Value
	in thousands except for fair value
Unvested, restricted stock awards at January 1, 2019	3,233	$—
Granted	—	—
Vested	—	—
Unvested, restricted stock awards at December 31, 2019	3,233	4.86
Granted	—	—
Vested	(1,205)	5.81
Unvested, restricted stock awards at December 31, 2020	2,028	$5.81